Income Tax Expense (Details) $ in Millions	12 Months Ended						24 Months Ended				36 Months Ended		53 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027
Income Tax Expense [Line Items]
Taxable income	$ (65,127)			$ 17,757	$ 50,882
Beneficiary tax rate	50.00%	50.00%	50.00%
Income (loss) before income taxes	$ (260,508)			$ 71,027	203,530
Net operating loss carried forward	5 years	5 years	5 years
Net operating losses (in Dollars)	$ 372,444				$ 65,271
Mainland [Member]
Income Tax Expense [Line Items]
Taxable income	422,541	¥ 3,000,000								¥ 1,000,000
Preferential income tax rate percentage				2.50%	10.00%				2.50%	2.50%
Taxable income percentage					50.00%	50.00%			12.50%	12.50%
Beneficiary tax rate					20.00%	20.00%			20.00%	20.00%
Income (loss) before income taxes	$ 260,508	¥ 1,831,134
Beneficiary tax rate	5.00%	5.00%	5.00%
Mainland [Member] | Maximum [Member]
Income Tax Expense [Line Items]
Taxable income					$ 422,541	¥ 3,000,000			$ 140,847
Mainland [Member] | Minimum [Member]
Income Tax Expense [Line Items]
Taxable income					$ 140,847	¥ 1,000,000
Hong Kong [Member]
Income Tax Expense [Line Items]
Income tax rate	8.25%	8.25%	8.25%
Mainland [Member]
Income Tax Expense [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Preferential tax conditions, description	(i) annual taxable income of no more than RMB 3 million (approximately $422,541), (ii) no more than 300 employees, and (iii) total assets of no more than RMB 50 million (approximately $7,042,353)	(i) annual taxable income of no more than RMB 3 million (approximately $422,541), (ii) no more than 300 employees, and (iii) total assets of no more than RMB 50 million (approximately $7,042,353)	(i) annual taxable income of no more than RMB 3 million (approximately $422,541), (ii) no more than 300 employees, and (iii) total assets of no more than RMB 50 million (approximately $7,042,353)
PRC [Member]
Income Tax Expense [Line Items]
Net operating losses (in Dollars)	$ 307,174
Hong Kong Inland Revenue Ordinance [Member] | Hong Kong [Member]
Income Tax Expense [Line Items]
Income tax rate	16.50%	16.50%	16.50%
Taxable income (in Dollars)			$ 2.0
Tax Year 2027 [Member]
Income Tax Expense [Line Items]
Net losses (in Dollars)	$ 65,271
Tax Year 2029 [Member]
Income Tax Expense [Line Items]
Net losses (in Dollars)	$ 307,174
Forecast [Member] | Mainland [Member]
Income Tax Expense [Line Items]
Taxable income							$ 140,847	¥ 1,000,000
Preferential income tax rate percentage							5.00%	5.00%			5.00%	5.00%	5.00%
Taxable income percentage							5.00%	5.00%			25.00%	25.00%	25.00%
Beneficiary tax rate											20.00%	20.00%	20.00%
Forecast [Member] | Mainland [Member] | Maximum [Member]
Income Tax Expense [Line Items]
Taxable income											$ 422,541	¥ 3,000,000
Forecast [Member] | Mainland [Member] | Minimum [Member]
Income Tax Expense [Line Items]
Taxable income											$ 140,847	¥ 1,000,000